UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05570

Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	July 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.7% (2.5% of Total Investments)
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,
	Series 2006C-2:
$ 1,435	5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$ 1,522,018
4,000	5.000%, 11/15/39 (UB)	11/16 at 100.00	AA+	4,250,760
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	6,366,300
	2006D, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa2	6,281,400
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,312,844
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	12,424,680
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
2,890	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International	6/15 at 100.00	BBB	2,958,666
	Paper Company, Series 2005A, 5.000%, 6/01/25
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,109,660
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
34,625	Total Alabama			36,226,328
	Alaska – 1.4% (0.9% of Total Investments)
	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA+ (4)	2,109,520
2,035	5.250%, 9/01/18 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA+ (4)	2,146,437
10,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	9,029,370
	Series 2006A, 5.000%, 6/01/32
14,535	Total Alaska			13,285,327
	Arizona – 1.6% (1.1% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	BBB+	523,235
660	5.250%, 12/01/25	12/15 at 100.00	BBB+	689,014
9,720	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A,	7/20 at 100.00	A+	10,737,976
	5.000%, 7/01/40
4,100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay	No Opt. Call	A–	4,262,155
	Contract Obligations, Series 2007, 5.000%, 12/01/37
14,980	Total Arizona			16,212,380
	Arkansas – 0.2% (0.2% of Total Investments)
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	2,076,120
	Series 2005B, 5.000%, 2/01/25
	California – 22.9% (15.6% of Total Investments)
9,200	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	BBB+	6,751,604
	2004A, 0.000%, 10/01/20 – AMBAC Insured
10,000	Anaheim Public Finance Authority, California, Senior Lease Bonds, Public Improvement Project,	9/17 at 100.00	A1	10,200,600
	Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
5,400	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	5,748,030
	Series 2005, 4.750%, 10/01/28 (UB)
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006,	11/15 at 100.00	A2	1,574,355
	5.000%, 11/01/30
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health
	System/West, Series 2003A:
3,730	5.000%, 3/01/28	3/13 at 100.00	A	3,757,304
7,000	5.000%, 3/01/33	3/13 at 100.00	A	7,046,760
5,425	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series	No Opt. Call	A+	5,802,309
	2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
8,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	AAA	9,052,371
	Series 2005, 5.000%, 11/15/27
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	8,967,734
	Series 2006, 5.000%, 4/01/37
4,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	4,861,150
	Series 2009B, 5.500%, 10/01/39
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics,
	Tender Option Bond Trust 3294:
2,140	9.300%, 8/15/51 (IF) (5)	8/22 at 100.00	AA–	2,563,378
825	9.300%, 8/15/51 (IF)	8/22 at 100.00	AA–	988,218
790	9.300%, 8/15/51 (IF)	8/22 at 100.00	AA–	946,151
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,167,137
	5.000%, 11/15/42 (UB)
7,205	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A2	7,616,622
	1993E, 5.500%, 6/01/15
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,185,330
	2010A-1, 6.000%, 3/01/35
	California State, General Obligation Bonds, Series 2004:
1,160	5.125%, 2/01/25	2/14 at 100.00	A1	1,228,196
10,000	5.125%, 2/01/26	2/14 at 100.00	A1	10,588,700
2,610	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	2,864,606
	Series 2012A, 5.000%, 4/01/42
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	BBB	1,696,531
4,730	5.000%, 7/01/39	7/15 at 100.00	BBB	4,807,383
5,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	5,602,300
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
7,130	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	10,002,891
	Option Bond Trust 3175, 13.551%, 05/15/14 (IF)
3,130	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	Aa3	3,423,657
905	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	991,011
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A+	3,800,332
	Company, Series 1996A, 5.300%, 7/01/21
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+	2,656,248
	2006B, 0.000%, 8/01/26 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,200	5.000%, 6/01/33	6/17 at 100.00	BB–	5,780,304
2,000	5.750%, 6/01/47	6/17 at 100.00	BB–	1,693,260
3,000	5.125%, 6/01/47	6/17 at 100.00	BB–	2,294,310
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,165,000
	11/01/24 – AGM Insured
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	17,138,547
	5.000%, 7/01/41
530	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	Aaa	624,292
15,370	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage	No Opt. Call	Aaa	20,571,049
	Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	5,529,800
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
2,570	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%,	8/13 at 100.00	A1 (4)	2,697,138
	8/15/22 (Pre-refunded 8/15/13) – NPFG Insured
1,130	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%,	8/13 at 100.00	A+	1,176,014
	8/15/22 – NPFG Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa3	420,472
445	5.000%, 9/01/23	9/15 at 102.00	Baa3	460,717
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	A+	3,647,105
	NPFG Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,450	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	BBB	3,791,156
7,150	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	2,409,264
50,400	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	BBB	15,091,272
24,025	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	BBB	6,399,780
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,
	Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.500%, 12/01/24	12/21 at 100.00	A	1,197,550
1,000	6.625%, 12/01/25	12/21 at 100.00	A	1,198,060
1,325	6.750%, 12/01/26	12/21 at 100.00	A	1,586,171
279,875	Total California			224,762,169
	Colorado – 1.9% (1.3% of Total Investments)
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AA+	2,722,150
	2004, 5.000%, 12/01/21 – FGIC Insured
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/15 at 100.00	A	732,456
	School, Series 2005, 5.125%, 9/15/20 – SYNCORA GTY Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society,	6/16 at 100.00	A–	2,201,628
	Series 2005, 5.000%, 6/01/29
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,016,230
	5.000%, 9/01/25
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A	830,112
	5.000%, 3/01/25
3,220	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	3,363,193
	(Alternative Minimum Tax)
20,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	BBB	7,247,365
	NPFG Insured
250	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity	7/20 at 100.00	Baa3	284,965
	Bonds, Series 2010, 6.000%, 1/15/41
31,085	Total Colorado			18,398,099
	Connecticut – 0.5% (0.3% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,333,679
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	A1	2,544,511
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 – NPFG Insured
4,240	Total Connecticut			4,878,190
	Delaware – 0.1% (0.1% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc., Series	10/20 at 100.00	AA	1,112,080
	2010A, 5.000%, 10/01/40 – NPFG Insured
	District of Columbia – 2.2% (1.5% of Total Investments)
3,065	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	12/12 at 100.00	AA+	3,071,896
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – NPFG Insured	No Opt. Call	Aa2	12,379,407
2,130	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,455,145
	Tender Option Bond Trust 1606, 11.436%, 10/01/30 – AMBAC Insured (IF)
3,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,843,888
	Tender Option Bond Trust 1730, 11.432%, 10/01/30 – AMBAC Insured (IF)
18,035	Total District of Columbia			21,750,336
	Florida – 8.3% (5.6% of Total Investments)
2,875	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series	4/16 at 100.00	A–	3,024,586
	2005, 5.000%, 4/01/24
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding	10/21 at 100.00	AA+	2,314,740
	Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)
8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	A+	8,385,920
	Series 2003A, 5.375%, 10/01/16 – NPFG Insured (Alternative Minimum Tax)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	10/12 at 100.00	N/R	5,401,782
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
8,000	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39	4/20 at 100.00	AA	9,009,440
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	A	20,404,315
	4.500%, 7/01/33 – AMBAC Insured
7,575	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	8,322,047
	5.000%, 10/01/41
11,100	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%,	7/22 at 100.00	AA	12,479,619
	7/01/42 (WI/DD, Settling 8/01/12)
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	7,399,781
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,955,093
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	2,518,569
	8/01/22 – AGM Insured
75,770	Total Florida			81,215,892
	Georgia – 1.5% (1.0% of Total Investments)
2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	Aa3	2,799,746
	Building, Series 2004, 5.250%, 5/01/24 – NPFG Insured
6,025	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.250%,	1/14 at 100.00	Aa2	6,313,055
	1/01/20 – AGM Insured
5,010	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	5,929,085
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
13,660	Total Georgia			15,041,886
	Hawaii – 1.1% (0.7% of Total Investments)
5,000	Hawaii State, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 – NPFG Insured	9/13 at 100.00	AA	5,243,850
5,000	Hawaii State, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 (Pre-refunded 9/01/13) –	9/13 at 100.00	Aa2 (4)	5,270,950
	NPFG Insured
10,000	Total Hawaii			10,514,800
	Idaho – 0.3% (0.2% of Total Investments)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
2,185	5.250%, 9/01/30	9/16 at 100.00	BB+	2,223,806
600	5.250%, 9/01/37	9/16 at 100.00	BB+	606,666
2,785	Total Idaho			2,830,472
	Illinois – 12.4% (8.4% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 – FGIC Insured	No Opt. Call	A+	8,275,079
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A+	7,844,900
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	A+	6,312,408
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	A+	11,115,600
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	A+	6,615,500
3,800	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	4,343,324
	5.250%, 12/01/40
2,630	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	2,960,933
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	15,080,097
8,810	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois	2/13 at 100.00	Baa1	8,824,537
	Power Company, Series 1994A, 5.700%, 2/01/24 – NPFG Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,050	5.250%, 11/15/22	5/14 at 100.00	A	1,085,952
3,000	5.250%, 11/15/23	5/14 at 100.00	A	3,094,890
985	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	925,023
2,880	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,711,542
1,970	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	2,232,128
	5.000%, 10/01/51
10,280	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	2/13 at 100.00	BBB	10,288,430
	5.250%, 8/01/27 – AMBAC Insured
1,000	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue	1/16 at 100.00	CCC	535,490
	Bonds, Series 2005B, 5.250%, 1/01/30
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding	6/20 at 100.00	AAA	11,215,500
	Bonds, Series 2010A, 5.500%, 6/15/50
5,290	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	5,033,065
	Project, Series 1993A, 0.000%, 6/15/15 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993A:
3,590	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	3,522,795
1,160	0.000%, 6/15/15 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	1,130,432
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality	No Opt. Call	Aaa	4,363,830
	Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
3,000	Upper Illinois River Valley Development Authority, Healthcare Facilities Revenue Bonds, Morris	12/12 at 100.50	BBB+	3,035,460
	Hospital, Series 2001, 6.625%, 12/01/31
129,775	Total Illinois			121,546,915
	Indiana – 0.5% (0.3% of Total Investments)
2,005	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004,	8/14 at 100.00	Aaa	2,174,683
	5.000%, 8/01/22 (Pre-refunded 8/01/14) – AGM Insured
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,728,300
	5.000%, 12/01/37
4,505	Total Indiana			4,902,983
	Iowa – 1.3% (0.9% of Total Investments)
2,105	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel	No Opt. Call	AA+ (4)	2,420,982
	Corporation, Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
10,000	5.500%, 6/01/42	6/15 at 100.00	B+	8,916,500
2,000	5.625%, 6/01/46	6/15 at 100.00	B+	1,796,460
14,105	Total Iowa			13,133,942
	Kansas – 0.6% (0.5% of Total Investments)
6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%,	3/14 at 100.00	AAA	6,400,080
	3/01/21 (UB)
	Kentucky – 2.0% (1.3% of Total Investments)
3,800	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	4,513,336
	Medical Health System, Series 2010A, 6.500%, 3/01/45
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	10,692,682
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30
	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,313,963
1,270	5.000%, 6/01/20 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,379,118
1,335	5.000%, 6/01/21 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3 (4)	1,449,703
16,810	Total Kentucky			19,348,802
	Louisiana – 4.7% (3.2% of Total Investments)
2,915	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	A+ (4)	2,964,497
	Bonds, Series 2002, 5.250%, 12/01/19 (Pre-refunded 12/01/12) – AMBAC Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
215	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	235,619
1,995	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	2,185,303
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,068,240
	Lady Health System, Series 2005A, 5.250%, 8/15/31
5,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	6,052,532
	2007A, 5.500%, 5/15/47
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/21 at 100.00	Baa1	5,134,186
	2011, 6.750%, 5/15/41
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	1,349,820
2,210	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,485,919
2,500	5.000%, 5/01/27 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,812,125
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
930	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	998,485
10,105	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	10,582,057
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
270	5.500%, 5/15/30	11/12 at 100.00	A1	275,397
8,785	5.875%, 5/15/39	11/12 at 100.00	A–	8,960,612
43,230	Total Louisiana			46,104,792
	Maryland – 1.2% (0.8% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	2,260,016
	9/01/27 – SYNCORA GTY Insured
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	539,712
	Center, Series 2011, 6.000%, 7/01/25
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB	2,149,220
	Hospital, Series 2008, 5.750%, 1/01/33
3,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	BBB	3,590,345
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
2,995	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	1/13 at 100.00	Aaa	3,000,421
	Development Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
11,090	Total Maryland			11,539,714
	Massachusetts – 4.5% (3.0% of Total Investments)
2,025	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,257,268
	University Issue, Series 2009A, 5.750%, 7/01/39
2,825	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	No Opt. Call	A–	2,828,927
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	779,933
	5.125%, 7/01/41
3,820	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	4,087,935
	1/01/24 (Pre-refunded 1/01/14) – FGIC Insured
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006,	8/16 at 100.00	AAA	13,706,680
	4.375%, 8/01/36 (UB)
5,960	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AA+	7,069,752
	8/01/25 – NPFG Insured
5,535	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	5,794,149
	8/01/46 – AGM Insured (UB) (5)
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	7,380,251
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
40,565	Total Massachusetts			43,904,895
	Michigan – 4.5% (3.0% of Total Investments)
2,650	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	2,799,884
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,565	5.250%, 4/01/22 – SYNCORA GTY Insured	4/13 at 100.00	B	3,300,370
1,275	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	B	1,164,164
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	3,128,250
	6.000%, 7/01/35
3,665	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds Series 2011A,	7/21 at 100.00	AA–	4,350,282
	5.500%, 7/01/41
10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	10,496,600
	5.000%, 10/15/23 – NPFG Insured
1,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A,	10/21 at 100.00	Aa3	1,151,940
	5.375%, 10/15/41
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	5,698,836
	2009C, 5.000%, 12/01/48
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,
	Series 2006A:
725	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	859,053
3,275	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	3,530,188
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	884,272
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
6,390	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D,	12/12 at 100.00	A2	6,455,498
	5.500%, 12/01/19 – FGIC Insured (Alternative Minimum Tax)
41,595	Total Michigan			43,819,337
	Minnesota – 4.4% (3.0% of Total Investments)
13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	14,199,822
2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	2,154,200
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22
	(Pre-refunded 2/15/14)
	Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rolling Hills
	Project, Series 2001A:
1,000	6.150%, 8/20/31	8/12 at 104.00	A2	1,042,020
2,000	6.200%, 2/20/43	8/12 at 104.00	A2	2,083,460
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/20 at 100.00	AA–	3,380,310
	Senior Lien Series 2010A, 5.000%, 1/01/35
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/12 at 100.00	A	90,155
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – NPFG Insured
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,629,525
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,626,097
	Series 2005, 6.000%, 11/15/25
14,625	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA–	17,408,427
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
39,410	Total Minnesota			43,614,016
	Mississippi – 0.7% (0.5% of Total Investments)
6,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	7,190,975
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 0.6% (0.4% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services –	2/14 at 100.00	BBB+	2,034,940
	Heisinger Project, Series 2004, 5.250%, 2/01/24
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	521,900
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,565	6.000%, 6/01/20	No Opt. Call	A	1,786,494
1,660	5.000%, 6/01/35	6/15 at 100.00	A	1,714,066
5,725	Total Missouri			6,057,400
	Nebraska – 0.3% (0.2% of Total Investments)
1,620	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	2,819,821
	Series 2006A, 20.031%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 1.6% (1.1% of Total Investments)
8,800	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	10,104,952
2,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	3,011,418
	8.000%, 6/15/30
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	2,948,608
	5.000%, 6/01/42
14,100	Total Nevada			16,064,978
	New Hampshire – 0.0% (0.0% of Total Investments)
270	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds,	1/13 at 100.00	Aa3	270,575
	Series 1996B, 6.400%, 1/01/27 (Alternative Minimum Tax)
	New Jersey – 7.7% (5.2% of Total Investments)
10,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District Project,	1/13 at 100.00	AA–	10,173,447
	Series 1999B, 5.625%, 1/01/26 – AGM Insured
275	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	B3	183,131
	Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24	9/15 at 100.00	A+	4,018,563
2,000	5.250%, 9/01/26	9/15 at 100.00	A+	2,211,420
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	A–	376,395
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32
800	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	858,056
	University Hospital, Series 2007, 5.750%, 7/01/37
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,773,230
	2006A, 5.250%, 12/15/20
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
5,410	5.500%, 6/15/20 (Pre-refunded 6/15/13)	6/13 at 100.00	Aaa	5,661,132
9,250	5.500%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	Aaa	9,679,385
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	6/21 at 100.00	A+	8,719,621
	5.500%, 6/15/31
	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	4,233,994
7,585	6.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	8,203,026
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	2,599,225
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	9,718,246
4,455	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	4,252,208
	Series 2007-1A, 4.500%, 6/01/23
70,605	Total New Jersey			75,661,079
	New Mexico – 0.7% (0.5% of Total Investments)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AA–	7,084,517
	1997, 6.000%, 2/01/27 – AGM Insured
	New York – 13.9% (9.5% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds,
	Barclays Center Project, Series 2009:
2,000	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,304,320
5,000	0.000%, 7/15/44	No Opt. Call	BBB–	939,750
4,800	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A,	7/22 at 100.00	AA–	5,540,112
	5.000%, 7/01/42
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2004A:
1,000	5.250%, 7/01/22	7/14 at 100.00	Aa3	1,071,860
500	5.250%, 7/01/24	7/14 at 100.00	Aa3	535,930
1,025	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/14 at 100.00	AA+ (4)	1,122,621
	2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)
1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA–	2,135,408
	Community Colleges, Series 2004B, 5.250%, 7/01/20
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	6,065,708
	Purpose Series 2011C, 5.000%, 3/15/41
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,583,607
	2005F, 5.000%, 3/15/24 – AMBAC Insured
6,915	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	7,116,434
	2/15/47 – NPFG Insured
6,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	6,951,360
	2005, 5.250%, 10/01/35
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
7,000	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	7,839,510
5,000	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	5,583,850
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	5,177,250
	5/01/33 – NPFG Insured
3,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	4,143,009
	5.000%, 11/15/30 – AMBAC Insured
5,780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	6,140,152
	5.000%, 11/15/30
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	838,208
	5.000%, 11/15/41
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	3,034,050
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United
	Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa1	2,370,659
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa1	2,224,189
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa1	2,625,627
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa1	1,449,830
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,682,156
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
	New York City, New York, General Obligation Bonds, Fiscal Series 2003D:
5,325	5.250%, 10/15/22 (Pre-refunded 10/15/13)	10/13 at 100.00	Aa2 (4)	5,649,985
7,175	5.250%, 10/15/22 (Pre-refunded 10/15/13)	10/13 at 100.00	AA (4)	7,612,890
95	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AA	98,827
4,905	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AAA	5,123,518
	(Pre-refunded 6/01/13)
7,960	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	8,821,272
6,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	6,553,980
1,630	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	AA+	2,011,094
	16.816%, 11/15/44 – BHAC Insured (IF)
5,000	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	5,292,250
	5.000%, 11/15/44 – AMBAC Insured
650	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	11/12 at 100.00	Baa1	639,678
	6.500%, 6/01/35
6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	6,957,420
	2004A-1, 5.000%, 3/15/26 (Pre-refunded 3/15/14) – FGIC Insured
4,750	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	3/14 at 101.00	Aa2	5,079,650
	Thirty-Fifth Series 2004, 5.000%, 9/15/28 – SYNCORA GTY Insured
1,325	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	BBB–	1,504,617
	LLC Project, Eighth Series 2010, 6.000%, 12/01/42
129,750	Total New York			136,820,781
	North Carolina – 1.5% (1.0% of Total Investments)
	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,
	Series 2003G:
5,785	5.250%, 6/01/22	6/13 at 100.00	AA+	6,011,020
3,475	5.250%, 6/01/23	6/13 at 100.00	AA+	3,607,780
2,850	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,385,601
	Bonds, Series 2008, Trust 1149, 14.819%, 7/15/32 (IF) (5)
1,050	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,128,110
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	907,800
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
14,160	Total North Carolina			15,040,311
	Ohio – 1.4% (1.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
250	5.125%, 6/01/24	6/17 at 100.00	B	209,828
2,850	5.875%, 6/01/30	6/17 at 100.00	B+	2,366,555
2,745	5.750%, 6/01/34	6/17 at 100.00	BB	2,235,034
6,285	5.875%, 6/01/47	6/17 at 100.00	BB	5,105,243
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding	12/20 at 100.00	A	1,138,730
	Series 2011A, 5.375%, 12/01/30
	Ohio State University, General Receipts Bonds, Series 2003B:
2,225	5.250%, 6/01/20 (Pre-refunded 6/01/13)	6/13 at 100.00	N/R (4)	2,319,118
495	5.250%, 6/01/20 (Pre-refunded 6/01/13)	6/13 at 100.00	Aa1 (4)	515,864
15,850	Total Ohio			13,890,372
	Oklahoma – 2.5% (1.7% of Total Investments)
1,050	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	1,072,176
	5.375%, 9/01/36
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,877,405
	7/01/24 – AMBAC Insured
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,840	5.000%, 2/15/37	2/17 at 100.00	A	7,171,877
1,335	5.000%, 2/15/42	2/17 at 100.00	A	1,394,114
10,035	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	10,650,447
	System, Series 2006, 5.000%, 12/15/36 (UB)
143	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	158,945
	System, Series 2008, Trust 3500, 8.391%, 6/15/30 (IF)
22,903	Total Oklahoma			24,324,964
	Oregon – 0.4% (0.3% of Total Investments)
1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A, 5.000%,	5/15 at 100.00	AA	1,168,078
	5/01/24 – AGM Insured
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AAA	2,766,000
	5.000%, 11/15/21 (Pre-refunded 11/15/14)
3,560	Total Oregon			3,934,078
	Pennsylvania – 4.5% (3.1% of Total Investments)
4,530	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	5,051,267
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	968,995
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
	Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall
	College, Series 2003C:
1,340	5.250%, 4/15/15	4/13 at 100.00	AA–	1,386,364
1,960	5.250%, 4/15/17	4/13 at 100.00	AA–	2,025,680
1,670	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	1,921,402
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	Aa1	1,099,820
5,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	4,942,245
	Bonds, Series 2010A, 0.000%, 12/01/34
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	2,951,130
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – AGM Insured	9/14 at 100.00	AA–	4,737,954
4,735	5.000%, 9/01/22 – AGM Insured	9/14 at 100.00	AA–	4,949,353
14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	14,580,440
	District, Series 2003, 5.250%, 6/01/24 (Pre-refunded 6/01/13) – AGM Insured
42,595	Total Pennsylvania			44,614,650
	Puerto Rico – 0.3% (0.2% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA–	2,658,875
	5.250%, 8/01/57
	Rhode Island – 0.5% (0.4% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
1,020	6.125%, 6/01/32	11/12 at 100.00	BBB+	1,030,190
3,860	6.250%, 6/01/42	11/12 at 100.00	BBB–	3,917,861
4,880	Total Rhode Island			4,948,051
	South Carolina – 4.3% (2.9% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	9,371,296
	GROWTH, Series 2004, 5.250%, 12/01/24
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2003:
5,090	5.250%, 12/01/18	12/13 at 100.00	AA	5,398,250
3,595	5.250%, 12/01/20	12/13 at 100.00	AA	3,812,713
1,865	5.250%, 12/01/21	12/13 at 100.00	AA	1,977,944
	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19 (Pre-refunded 5/01/14)	5/14 at 100.00	AA– (4)	1,984,832
2,400	5.500%, 5/01/24 (Pre-refunded 5/01/14)	5/14 at 100.00	AA– (4)	2,618,184
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement
	Revenue Bonds, Palmetto Health Alliance, Series 2003C:
13,345	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	14,164,383
1,655	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,756,617
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	1,060,728
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
39,240	Total South Carolina			42,144,947
	Tennessee – 1.8% (1.2% of Total Investments)
2,565	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue	9/22 at 100.00	AA	2,602,193
	Bonds, Series 2012A, 4.000%, 9/01/42
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	6,767,168
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.68	A	1,564,406
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,666,200
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	428,409
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,300	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	25,987
3,000	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	59,970
190	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%,	7/13 at 100.00	AA+	192,157
	7/01/34 (Alternative Minimum Tax)
24,965	Total Tennessee			17,306,490
	Texas – 14.1% (9.6% of Total Investments)
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	N/R	3,262,600
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)
8,840	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	9,280,674
	4.250%, 8/15/36 (UB)
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project,	10/13 at 101.00	CC	215,237
	Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa2	2,747,175
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
3,380	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	3,929,318
	6.250%, 1/01/46
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	2,807,125
	5.000%, 1/01/36
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	3,882,480
	5.000%, 11/01/42
4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/12 at 100.00	BBB	4,000,960
	2001B, 5.250%, 11/15/40 – NPFG Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	5,369,550
	5/15/25 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	4,621,400
	5.000%, 11/15/40
13,975	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,844,385
	2007A, 4.750%, 8/01/43 (UB)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial
	Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	2/16 at 100.00	BBB–	2,106,260
2,800	5.125%, 8/15/26	2/16 at 100.00	BBB–	2,876,412
4,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest	11/20 at 100.00	BBB–	4,327,720
	Airlines Company, Series 2010, 5.250%, 11/01/40
1,505	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A+ (4)	1,565,305
	Corporation, Series 2003C, 5.250%, 5/15/23 (Pre-refunded 5/15/13) – AMBAC Insured
	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003:
245	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	A1 (4)	254,788
125	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	A1 (4)	129,576
105	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured (7)	5/13 at 100.00	A1 (4)	109,139
20	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	A1 (4)	20,786
20	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	A1 (4)	20,786
2,885	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	A1	2,978,243
	5.250%, 5/15/24 – AMBAC Insured
5,650	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	6,212,175
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,070	0.000%, 9/01/43	9/31 at 100.00	AA	1,463,925
8,470	0.000%, 9/01/45	9/31 at 100.00	AA	6,601,518
11,000	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds, Tender	2/17 at 100.00	AAA	12,408,550
	Option Bond Trust 1124, 7.495%, 8/15/26 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	175,120
	2001C, 5.200%, 5/01/28
12,130	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	13,042,783
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,840	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/12 at 103.00	Aaa	1,918,053
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32
1,045	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	Aa1 (4)	1,075,963
	1999, 5.250%, 3/01/17 (Pre-refunded 3/01/13) – AGM Insured
3,955	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	4,065,542
	1999, 5.250%, 3/01/17 – AGM Insured
2,985	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.752%, 4/01/28 (IF)	4/17 at 100.00	Aaa	4,880,117
25,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A,	No Opt. Call	BBB+	15,282,997
	0.000%, 8/15/24 – AMBAC Insured
2,200	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Aaa	2,494,866
	2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15)
146,895	Total Texas			138,971,528
	Virginia – 1.5% (1.0% of Total Investments)
5,000	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series	10/20 at 100.00	AA–	5,602,050
	2010A, 5.000%, 10/01/39
4,585	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	4,765,878
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)
1,070	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,130,851
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
3,020	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,	7/22 at 100.00	BBB–	3,338,217
	Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
13,675	Total Virginia			14,836,996
	Washington – 2.7% (1.8% of Total Investments)
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	12/14 at 100.00	A1 (4)	3,490,750
	5.375%, 12/01/20 (Pre-refunded 12/01/14) – NPFG Insured
3,955	Washington Health Care Facilities Authority, Revenue Bodns, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3	4,208,674
	Series 2010, 5.500%, 12/01/39
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
1,675	6.500%, 6/01/26	6/13 at 100.00	A3	1,743,390
2,715	6.625%, 6/01/32	6/13 at 100.00	Baa1	2,819,392
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	4,733,316
	6/01/24 – NPFG Insured
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	9,398,246
29,000	Total Washington			26,393,768
	Wisconsin – 3.5% (2.4% of Total Investments)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools,
	Series 2003A:
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	A1 (4)	1,048,330
750	5.125%, 8/01/23 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	A1 (4)	786,248
1,415	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	1,597,974
	Series 2009, 5.875%, 2/15/39
9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	A	9,185,130
	Series 2003, 6.400%, 4/15/33
1,635	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series	10/12 at 100.00	BBB	1,640,330
	2001, 6.125%, 10/01/16
790	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare,	5/16 at 100.00	BBB	806,306
	Series 2006, 5.000%, 5/01/32
6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,390,175
	Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22 (Pre-refunded 9/01/13)
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	5,181,813
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	2,091,220
	Healthcare System, Series 2006, 5.250%, 8/15/34
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,032,580
	Services Inc., Series 2003A, 5.250%, 8/15/25
	Wisconsin State, General Obligation Bonds, Series 2004-3:
175	5.250%, 5/01/19 – FGIC Insured	5/14 at 100.00	AA	189,383
130	5.250%, 5/01/21 – FGIC Insured	5/14 at 100.00	AA	140,566
	Wisconsin State, General Obligation Bonds, Series 2004-3:
1,545	5.250%, 5/01/19 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (4)	1,676,449
1,135	5.250%, 5/01/21 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2 (4)	1,231,566
32,595	Total Wisconsin			33,998,070
	Wyoming – 0.4% (0.3% of Total Investments)
3,400	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	3,619,334
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,480,423	Total Long-Term Investments (cost $1,329,506,739) – 146.7%			1,441,272,115

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 0.5% (0.3% of Total Investments)
	South Carolina – 0.5% (0.3% of Total Investments)
$ 4,435	South Carolina Educational Facilities Authority, Charleston Southern University Education Facilities	11/12 at 100.00	F-1	$ 4,435,000
	Revenue Bond, Variable Rate Demand Obligations, Series 2003 0.220%, 4/01/28 (8)
	Total Short-Term Investments (cost $4,435,000)			4,435,000
	Total Investments (cost $1,333,941,739) – 147.2%			1,445,707,115
	Floating Rate Obligations – (8.9)%			(87,499,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (41.0)% (9)			(402,400,000)
	Other Assets Less Liabilities – 2.7%			26,350,248
	Net Assets Applicable to Common Shares – 100%			$ 982,158,363

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$1,441,162,976	$109,139	$1,441,272,115
Short-Term Investments:
Municipal Bonds	—	4,435,000	—	4,435,000
Total	$—	$1,445,597,976	$109,139	$1,445,707,115

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $1,248,907,764.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$126,560,171
Depreciation	(17,347,905)
Net unrealized appreciation (depreciation) of investments	$190,212,266

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	Investment has a maturity of more than one year, but has variable demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.8%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012